Consolidated statement of financial position $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
ASSETS
Non-current assets	$ 12,176.8	$ 8,195.1
Property, plant and equipment	11,336.8	7,298.4
Equity accounted investees	2.8	12.6
Investments	189.6	139.9
Environmental trust funds	140.9	125.2
Inventories	373.4	349.8
Deferred taxation	38.2	154.9
Taxation receivable	73.1	69.7
Asanko deferred and contingent considerations	22.0	44.6
Current assets	2,970.9	1,926.7
Inventories	782.6	699.3
Trade and other receivables	380.7	337.8
Cash and cash equivalents	1,779.2	860.2
Taxation receivable	0.3	6.1
Current portion of Asanko deferred and contingent considerations	28.1	23.3
Assets held for sale	77.5	21.1
Total assets	15,225.2	10,142.9
EQUITY AND LIABILITIES
Equity attributable to owners of the parent	8,432.6	5,201.4
Stated capital	3,844.8	3,871.5
Other reserves	(2,089.5)	(2,528.1)
Retained earnings	6,677.3	3,858.0
Non-controlling interests	239.8	165.5
Total equity	8,672.4	5,366.9
Non-current liabilities	4,852.9	3,065.6
Deferred taxation	1,401.7	503.8
Borrowings	2,559.5	1,776.5
Provisions	492.2	402.0
Long-term incentive plan	20.4	20.0
Lease liabilities	379.1	363.3
Current liabilities	1,699.9	1,710.4
Trade and other payables	908.1	651.1
Royalties payable	45.3	30.7
Taxation payable	311.5	112.4
Current portion of borrowings	178.7	719.1
Current portion of provisions	108.3	79.2
Current portion of long-term incentive plan	44.1	31.0
Current portion of lease liabilities	103.9	86.9
Total liabilities	6,552.8	4,776.0
Total equity and liabilities	$ 15,225.2	$ 10,142.9